1001 West Fourth St. Winston-Salem NC 27101-2400 t 336 607 7300 f 336 607 7500

May 4, 2012	W. Randy Eaddy direct dial 336 607 7444 direct fax 336 734 2665 readdy@kilpatricktownsend.com

VIA EDGAR

Office of Mergers and Acquisitions
Division of Corporation Finance
U.S. Securities and Exchange Commission
Washington, D.C.  20549

Attention: Re:	Christina Chalk, Senior Special Counsel Cardinal Bankshares Corporation (the “Company”) Definitive Proxy Statement filed on April 20, 2012 Filed by Schaller Equity Partners, et al. File No. 0-28780

Ladies and Gentlemen:

At the request and on behalf of our clients, Schaller Equity Partners (the “Partnership”) and the other participants identified in the above-referenced Definitive Proxy Statement (collectively, the “Participants”), we are filing via EDGAR a Supplement dated May 4, 2012 to the Definitive Proxy Statement of the Coalition described therein, in response to the Staff’s comment letter dated May 1, 2012 as a result of our letter dated April 30, 2012, and our telephone conversation regarding the same with Ms. Christina Chalk of the Staff.

In the event that it may be necessary, the Participants hereby reaffirm, as they previously acknowledged in response to the Staff, that they acknowledge that (i) the Participants are responsible for the adequacy and accuracy of the disclosure in their filing; (ii) Staff comments, or changes to disclosure in response to Staff comments, do not foreclose the Commission from taking any action with respect to the Participants’ filing; and (iii) the Participants may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.  We are expressly authorized to make the above reaffirmation on behalf of the Participants.

ATLANTA  AUGUSTA  CHARLOTTE  DENVER  DUBAI  NEW YORK  OAKLAND  RALEIGH  SAN DIEGO  SAN FRANCISCO  SEATTLE  SILICON VALLEY  STOCKHOLM  TAIPEI  TOKYO  WALNUT CREEK  WASHINGTON, DC  WINSTON-SALEM

Securities and Exchange Commission
May 4, 2012

If the Staff has any questions regarding this filing, please contact the undersigned at (336) 607-7444 or Matthew S. Chambers at (336) 607-7313.

Thank you for your consideration in this matter.

Sincerely,

/s/ W. Randy Eaddy

W. Randy Eaddy

Enclosures

cc:           Mr. Douglas E. Schaller
James W. Stevens, Esq.
Matthew S. Chambers, Esq.